Produced Content, Net - Summary of Released, Less Amortization And Impairment (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Disclosure Of Produced Content Net [Line Items]
Released, less amortization and impairment	¥ 3,815	$ 553	¥ 2,880
In production, less impairment	8,242	1,195	6,842
In development, less impairment	945	137	1,229
Total	13,002	1,885	10,951
Released, less amortization and impairment [Member]
Disclosure Of Produced Content Net [Line Items]
—Predominantly monetized with other content assets	3,725	540	2,850
—Predominantly monetized on its own	90	13	30
In production, less impairment [Member]
Disclosure Of Produced Content Net [Line Items]
—Predominantly monetized with other content assets	7,582	1,099	6,338
—Predominantly monetized on its own	660	96	504
In development, less impairment [Member]
Disclosure Of Produced Content Net [Line Items]
—Predominantly monetized with other content assets	910	132	1,134
— Predominantly monetized on its own	¥ 35	$ 5	¥ 95